CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS - Schedule of carrying values of property changes and updates (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Capital improvements in progress	$ 26,138	$ 15,758
Newbuildings	154,936	146,496
Capital improvements in progress and newbuildings	$ 181,074	$ 162,254